Commitments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments (Textual)
Rental expense	$ 11,605	$ 6,100	$ 11,794
Secured line of credit	(135,209)	$ (50,000)
Banamex [member]
Commitments (Textual)
Secured line of credit	$ 400